Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
25.	FAIR VALUE MEASUREMENTS

The following table sets forth the financial instruments measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2019 and 2020 and non-recurring fair value measurements as of December 31, 2019 and 2020:

	Fair Value Measurements
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain/ (Losses)
	RMB	RMB	RMB	RMB	US$
Recurring
As of December 31, 2019:
Cash equivalents
Time deposits		3,646,041
Money market fund	894,899
Short-term investments
Available-for-sale debt securities		890,459
Held-to-maturity debt securities		3,688,854
Long-term investments
Available-for-sale debt security			10,259
Held-to-maturity debt securities		490,799
Prepayment and other assets
Option to purchase equity interests of a listed company			14
Convertible senior notes		14,142,006

As of December 31, 2020:
Cash equivalents
Time deposits		2,520,868
Money market fund	197,973
Short-term investments
Available-for-sale debt securities		1,253,514
Held-to-maturity debt securities		2,104,660
Long-term investments
Equity investments at fair value with readily determinable fair value	39,750
Convertible senior notes, current portion		4,966,667
Convertible senior notes, non-current portion		12,077,775

Non-recurring
As of December 31, 2019:
Long-term investments			—	(169,374)
Intangible assets, net			72,302	(99,096)
Equity investments without readily determinable fair value			44,198	7,024

For the year ended December 31, 2020:
Mainland China film group-Licensed copyrights as of March 31, 2020			7,186,037	(390,299)	(59,816)
Mainland China film group-Produced content as of March 31, 2020			4,124,114	(209,701)	(32,138)
Produced content monetized on its own as of December 31, 2020			40,152	(205,462)	(31,488)
Long-term investments as of June 30, 2020			—	(73,199)	(11,218)
Intangible assets, net as of September 30, 2020			—	(15,391)	(2,359)
Equity investments without readily determinable fair value as of September 30, 2020			102,251	38,100	5,839
Fixed assets, net as of September 30, 2020			—	(95,111)	(14,576)
Prepayments and other assets as of September 30, 2020			110,000	(48,423)	(7,421)

Recurring

The fair value of time deposits is determined based on the prevailing interest rates in the market. Due to maturities of less than one year, the carrying values of short-term investments approximate their fair values. The Group estimated the fair value of long-term held-to-maturity debt securities using the income approach, based on quoted market interest rates of similar instruments (Level 2) and presents the fair value for disclosure purposes only.

The Company carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its consolidated balance sheets, and presents the fair value for disclosure purposes only. The fair value of the convertible senior notes are classified as Level 2 fair value measurements based on dealer quotes. For further information on the convertible senior notes see Note 15.

Non-recurring

The outbreak of coronavirus (COVID-19) during the first quarter of 2020 has negatively impacted the Group’s operations and financial performance and resulted in a downward adjustment to forecasted advertising revenues for the Mainland China film group. As a result, the Group performed an assessment to determine whether the fair value of the Mainland China film group was less than its unamortized film costs as of March 31, 2020 with the assistance of a third-party valuation firm. The Group uses a discounted cash flow approach to estimate the fair value. The Group estimated the most likely future cash flows based on historical results, economic useful lives or license periods and perception of future performance. The Group has incorporated those cash outflows necessary to generate the cash inflows, including future production, operation, exploitation and administrative costs, which were estimated at 32%-37% of revenue in aggregate. The discount rate was determined to be the weighted average cost of capital of the Mainland China film group at 15%. As of March 31, 2020, the fair value of the Mainland China film group was less than its corresponding carrying value and resulted in the Group recognizing an impairment charge of RMB390,299 (US$59,816) related to licensed copyrights (Note 8) and RMB209,701 (US$32,138) related to produced content (Note 10), respectively. The impairment charge was recognized as cost of revenues in the consolidated statement of comprehensive loss for the year ended December 31, 2020. The fair value information presented is not as of the period’s end, and is sensitive to changes in the unobservable inputs used to determine fair value and such changes could result in the fair value at the reporting date to be different from the fair value presented.

In addition, due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, the Group performed an assessment to determine whether the fair value was less than unamortized content costs. The Group uses a discounted cash flow approach to estimate the fair value of the produced content titles predominantly monetized on its own. The significant unobservable inputs (level 3) include forecasted future revenues, productions costs required to complete the content and exploitation and participation costs. The Group considers historical performance of similar content, the forecasted performance and/or preliminary actual performance subsequent to release of the produced content in estimating the fair value. An impairment charge of RMB205,462 (US$31,488) was recognized for produced content predominantly monetized on its own and was recognized as cost of revenues in the consolidated statement of comprehensive loss for the year ended December 31, 2020.

The Group measures certain financial assets, including equity method investments at fair value on a non-recurring basis only if an impairment charge were to be recognized. For equity investments accounted for under the measurement alternative, the equity investment is measured at fair value on a nonrecurring basis when there is an orderly transaction for identical or similar investments of the same issuer. The fair values of these investments were categorized as Level 3 in the fair value hierarchy. The fair values of the Group's privately held investments as disclosed are determined based on the observable transaction price of recent rounds of financing and a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. The Group's long-term investments were determined to be impaired as of March 31, 2020 and June 30, 2020, respectively, and the impairment charges were recognized in the consolidated statement of comprehensive loss for the year ended December 31, 2020.

The Group uses an income approach to determine the fair value of mobile games in development with the assistance of an independent third-party valuation firm (Note 9). Judgments involved in determining the fair value of mobile games in development includes forecasts of future cash flows, which are based on the Group’s best estimate of expected revenues and operating costs and expenses, working capital levels, as well as the risk-adjusted discount rate determined based on comparable companies operating in similar businesses and adjusted for an appropriate risk premium for the related asset (Level 3).

In the third quarter of 2020, the Group received a unilateral vacancy notice from a third-party lessor for one of its leased film production premises. The Group considered such notice as an impairment indicator for relevant long-lived assets associated with the leased property, including its related construction in process and leasehold improvements. Therefore, the Group performed an impairment assessment of the relevant long-lived assets based on estimates of the future cash flows that can be recovered from the lessor (Level 3). An impairment charge of RMB143,534 (US$21,998) was recognized as “Selling, general and administrative” in the consolidated statements of comprehensive loss for the year ended December 31, 2020.